Other income (Tables)	6 Months Ended
Dec. 31, 2023
Other income [Abstract]
Other Income
	Three months ended 31 Dec 2023	Three months ended 31 Dec 2022	Six months ended 31 Dec 2023	Six months ended 31 Dec 2022
	$’000	$’000	$’000	$’000

Other income	527	-	527	-